DIREXION FUNDS

Commodity Trends Strategy Fund
Financial Trends Strategy Fund
Direxion/Wilshire Dynamic Fund

Investor Class
Institutional Class

Supplement dated July 1, 2009 to
Prospectus dated May 1, 2009

On May 20, 2009, the Board of Trustees of the Direxion Funds approved a new contractual fee arrangement on behalf of the Commodity Trends Strategy Fund, Financial Trends Strategy Fund and Direxion/Wilshire Dynamic Fund (each a “Fund” and collectively the “Funds”).  The following information replaces the corresponding information found in this prospectus.

With respect to the Commodity Trends Strategy Fund on page 5:

FEES AND EXPENSES OF THE FUND

Shareholder Fees(1) (fees paid directly from your investment):
Redemption Fee(2)	1.00%
Maximum Sales Charge Imposed on Purchases:	None
Maximum Deferred Sales Charge:	None

Annual Operating Expenses (as a percentage of the Fund’s daily assets):

Commodity Trends Strategy Fund
	Investor Class	Institutional Class
Management Fees of the Fund and the Subsidiary(4)	1.00%	1.00%
Distribution and/or Service (12b-1) Fees(5)	0.25%	None
Other Expenses(3)(6)
Other Expenses of the Fund (Includes Shareholder Service Fee of 0.25% for the Investor Class shares)	0.64%	0.39%
Total Annual Operating Expenses	1.89%	1.39%
(1)
Although no sales loads or transaction fees are charged, you will be assessed a $15 fee for outgoing wire transfers, and $25 for returned checks and stop payment orders by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  Please note that these fees are subject to change.

(2)	You will be assessed a 1.00% redemption fee on shares redeemed (through sales or exchanges) within 90 days of the date of purchase. For more information, see “Redemption Fees.”

(3)
Effective July 1, 2009, the fee table above is restated to reflect a new contractual arrangement.  Under this arrangement, the Adviser is obligated to pay all expenses of the Fund other than the following:  management fees, distribution and/or service fees, shareholder service fee, acquired fund fees, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund.

(4)
Under an investment advisory agreement between the Trust and Rafferty, the Fund pays Rafferty an advisory fee at an annual rate of 1.00% of the Fund’s average daily assets managed by Rafferty that are not invested in the Subsidiary.  Rafferty has entered into a separate agreement with the Subsidiary pursuant to which the Subsidiary pays Rafferty an advisory fee at an annual rate of 1.00% of the Subsidiary’s average daily net assets.

(5)
The Board of Trustees has adopted an Investor Class Rule 12b-1 Plan pursuant to which Investor Class shares of the Fund may pay an annual Rule 12b-1 fee up to 1.00% of the average daily net assets of that Class.  The Board has currently authorized the Investor Class shares to pay annual Rule 12b-1 fees of 0.25%.

(6)
 The Fund is required to disclose Acquired Fund Fees and Expenses in the fee table above.  Acquired Fund Fees and Expenses are indirect fees that a Fund incurs from investing in the shares of other mutual funds (“Acquired Fund(s)”).  The indirect fee represents a pro rata portion of the cumulative expenses charged by the Acquired Fund.  Acquired Fund Fees and Expenses are reflected in the Acquired Fund’s net asset value.  Other Expenses of the Fund and Total Other Expenses include estimated Acquired Fund Fees and Expenses of less than 0.01% of the Fund’s average daily net assets for the fiscal period ending April 30, 2009.

Expense Example

The table below is intended to help you compare the cost of investing in the Commodity Trends Strategy Fund with the cost of investing in other mutual funds.  The table assumes that you invest $10,000 in the Commodity Trends Strategy Fund for the periods shown and then redeem all of your shares at the end of the periods.  It also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Commodity Trends Strategy Fund

	1 Year	3 Years	5 Years	10 Years
Investor Class	$192	$594	$1,021	$2,212
Institutional Class	$142	$440	$761	$1,669

With respect to the Financial Trends Strategy Fund on pages 8 and 9:

FEES AND EXPENSES OF THE FUND

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Financial Trends Strategy Fund.  The expense information below has been restated to reflect current fees based on contractual changes that became effective on July 1, 2009.

Shareholder Fees(1) (fees paid directly from your investment):
Redemption Fee(2)	1.00%
Maximum Sales Charge Imposed on Purchases:	None
Maximum Deferred Sales Charge:	None

Annual Operating Expenses (as a percentage of the Fund’s daily assets):
Financial Trends Strategy Fund
	Investor Class	Institutional Class
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees(4)	0.25%	None
Other Expenses(3)(5) (Includes Shareholder Service Fee of 0.25% for the Investor Class shares)	0.65%	0.40%
Total Annual Operating Expenses	1.90%	1.40%

(1)
Although no sales loads or transaction fees are charged, you will be assessed a $15 fee for outgoing wire transfers, and $25 for returned checks and stop payment orders by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  Please note that these fees are subject to change.

(2)	You will be assessed a 1.00% redemption fee on shares redeemed (through sales or exchanges) within 90 days of the date of purchase. For more information, see “Redemption Fees.”

(3)
Effective July 1, 2009, the fee table above is restated to reflect a new contractual arrangement.  Under this arrangement, the Adviser is obligated to pay all expenses of the Fund other than the following:  management fees, distribution and/or service fees, shareholder service fee, acquired fund fees, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund.

(4)
The Board of Trustees has adopted an Investor Class Rule 12b-1 Plan pursuant to which the Investor Class shares of the Fund may pay an annual Rule 12b-1 fee up to 1.00% of the average daily net assets of that Class.  The Board has currently authorized the Investor Class shares to pay annual Rule 12b-1 fees of 0.25%.

(5)
 The Fund is required to disclose Acquired Fund Fees and Expenses in the fee table above.  Other Expenses of the Fund and Total Other Expenses include estimated Acquired Fund Fees and Expenses of less than 0.01% of the Fund’s average daily net assets for the fiscal period ending October 31, 2009.

Expense Example

The table below is intended to help you compare the cost of investing in the Financial Trends Strategy Fund with the cost of investing in other mutual funds.  The table assumes that you invest $10,000 in the Financial Trends Strategy Fund for the periods shown and then redeem all of your shares at the end of the periods.  It also assumes that your investment has a 5% return each year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Financial Trends Strategy Fund

	1 Year	3 Years
Investor Class	$193	$597
Institutional Class	$143	$443

With respect to the Dynamic Fund on page 12:

FEES AND EXPENSES OF THE FUND

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Dynamic Fund.  The expense information below has been restated to reflect current fees based on contractual changes that became effective on July 1, 2009.

Shareholder Fees(1) (fees paid directly from your investment):
Redemption Fee(2)	1.00%
Maximum Sales Charge Imposed on Purchases:	None
Maximum Deferred Sales Charge:	None

Annual Operating Expenses (as a percentage of the Fund’s daily assets):
Dynamic Fund
	Investor Class	Institutional Class
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees(4)	0.25%	None
Other Expenses(3)(5) (Includes Shareholder Service Fee of 0.25% for the Investor Class shares and 0.15% for the Institutional Class shares)	0.55%	0.45%
Total Annual Operating Expenses	1.55%	1.20%

(1)
Although no sales loads or transaction fees are charged, you will be assessed a $15 fee for outgoing wire transfers, and $25 for returned checks and stop payment orders by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  Please note that these fees are subject to change.

(2)	You will be assessed a 1.00% redemption fee on shares redeemed (through sales or exchanges) within 90 days of the date of purchase. For more information, see “Redemption Fees.”

(3)
Effective July 1, 2009, the fee table above is restated to reflect a new contractual arrangement.  Under this arrangement, the Adviser is obligated to pay all expenses of the Fund other than the following:  management fees, distribution and/or service fees, shareholder service fee, acquired fund fees, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund.

(4)
The Board of Trustees has adopted an Investor Class Rule 12b-1 Plan pursuant to which the Investor Class shares of the Fund may pay an annual Rule 12b-1 fee up to 1.00% of the average daily net assets of that Class.  The Board has currently authorized the Investor Class shares to pay annual Rule 12b-1 fees of 0.25%.

(5)
The Fund is required to disclose Acquired Fund Fees and Expenses in the fee table above.  Other Expenses of the Fund and Total Other Expenses include estimated Acquired Fund Fees and Expenses of less than 0.01% of the Fund’s average daily net assets for the fiscal period ending October 31, 2009.

Expense Example

The table below is intended to help you compare the cost of investing in the Dynamic Fund with the cost of investing in other mutual funds.  The table assumes that you invest $10,000 in the Dynamic Fund for the periods shown and then redeem all of your shares at the end of the periods.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Dynamic Fund

	1 Year	3 Years
Investor Class	$158	$490
Institutional Class	$122	$381

Please retain this Supplement with the Prospectus for future reference.

DIREXION FUNDS

Commodity Trends Strategy Fund
Financial Trends Strategy Fund
Direxion/Wilshire Dynamic Fund

Investor Class
Institutional Class

Supplement dated July 1, 2009 to the
Statement of Additional Information (“SAI”) dated May 1, 2009

On May 20, 2009, the Board of Trustees of the Direxion Funds approved a new contractual fee arrangement on behalf of the Commodity Trends Strategy Fund, Financial Trends Strategy Fund and Direxion/Wilshire Dynamic Fund (the “Funds”).  The fourth paragraph found under the “Investment Adviser and Subadviser” section on page 34 of the SAI is changed as follows:

Effective July 1, 2009, for each Fund, Rafferty is contractually obligated to pay all Fund expenses (excluding, management fees, distribution and/or service fees, shareholder service fees, Acquired Fund Fees and Expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Funds).  This agreement may be terminated at any time by the Board of Trustees.

Please retain this Supplement with the SAI for future reference.